Note 4 - Securities (Details Textual) $ in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022 CAD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2022 USD ($)
Statement Line Items [Line Items]
Cash payment to acquire securities			$ 133,427	$ (0)
Zero-coupon Bank of Canada treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	$ 88,800
Notional amount	$ 90,000		$ 90,000
Zero-coupon Bank of Canada treasury bills [member] | Weighted average [member]
Statement Line Items [Line Items]
Financial assets, interest rate	2.60%		2.60%		2.60%
Zero-coupon US Government treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	$ 45,300	$ 34.9
Notional amount	$ 45,600		$ 45,600		$ 35.0
Financial assets, interest rate	2.15%		2.15%		2.15%